Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000102799 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102799 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000102799 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102799 | A
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102799 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102799 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102799 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000102799 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102799 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102799 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102799 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000102801 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102801 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000102801 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102801 | A
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102801 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102801 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102801 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000102801 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102801 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102801 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102801 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000102802 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102802 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000102802 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102802 | A
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102802 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102802 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102802 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000102802 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102802 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102802 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102802 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000223772 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223772 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000223772 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000223772 | A
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000223772 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223772 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223772 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000223772 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000223772 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223772 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223772 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)